Financing Receivables - Components of Financing Receivables (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 24, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of the company's financing receivables
Financing receivables, gross	$ 18,580	$ 18,580		$ 23,504
Unearned income	(823)	(823)		(1,083)
Residual value	485	485
Amortized Cost/Recorded Investment	18,242	18,242		22,421
Allowance for credit losses	(263)	(263)		(221)
Unguaranteed residual value	469	469		652
Guaranteed residual value				53
Total financing receivables, net	17,979	17,979		22,904
Current portion	10,892	10,892		14,192
Noncurrent portion	7,086	7,086		8,712
Financing receivables pledged as collateral for borrowings	482	482		1,062
Sold financing receivables		2,562
Lease receivables
Components of the company's financing receivables
Financing receivables, gross	4,001	4,001		6,077
Unearned income	(335)	(335)		(509)
Residual value	485	485
Amortized Cost/Recorded Investment	4,151	4,151		5,567
Allowance for credit losses	(82)	(82)		(72)	$ (99)
Unguaranteed residual value				652
Guaranteed residual value				53
Total financing receivables, net	4,069	4,069		6,199
Current portion	1,525	1,525		2,334
Noncurrent portion	2,544	2,544		3,865
Sold financing receivables		1,152
Commercial financing receivables
Components of the company's financing receivables
Financing receivables, gross	2,419	2,419		3,836
Unearned income	0	0		(4)
Amortized Cost/Recorded Investment	2,419	2,419		3,831
Allowance for credit losses	(8)	(8)		(11)
Total financing receivables, net	2,411	2,411		3,820
Current portion	2,411	2,411		3,820
Financing receivables held for sale	383	383
Loan receivables
Components of the company's financing receivables
Financing receivables, gross	12,159	12,159		13,592
Unearned income	(488)	(488)		(570)
Amortized Cost/Recorded Investment	11,671	11,671		13,022
Allowance for credit losses	(173)	(173)		(138)	$ (179)
Total financing receivables, net	11,498	11,498		12,884
Current portion	6,955	6,955		8,037
Noncurrent portion	4,542	4,542		$ 4,847
Sold financing receivables		$ 1,410
Third Party Investor | Commercial financing receivables
Components of the company's financing receivables
Sold financing receivables	$ 515
Third Party Investor | Maximum | Commercial financing receivables
Components of the company's financing receivables
Financing receivables to be sold			$ 3,000